Empresa Mixta Ecosocialista Siembra Minera, S.A.: (Details Narrative) $ in Millions	Mar. 31, 2022 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a.
[custom:SiembraMineraCostsToDate-0]	$ 22.9